Stock Based Compensation (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance			31,304
Vested			(32,463)
Ending balance
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance			$ 3.45
Ending balance
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance
Granted	674,890
Vested	(391,303)
Forfeitures	154
Ending balance	1,066,039
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance		$ 0.69	$ 1.04
Granted	$ 29.05		5.55
Vested		0.69	0.69
Issued in connection with PSU exchange	29.05		1.38
Repurchased for stockholder notes			1.35
Forfeitures	29.05	$ 0.69	0.69
Ending balance	$ 29.05		$ 0.69
Employee | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance		29,565	657,681
Granted		0	90,869
Vested		(29,565)	(29,565)
Issued in connection with PSU exchange			(573,478)
Repurchased for stockholder notes			(115,942)
Ending balance			29,565
Non Employee | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance		2,898	555,217
Granted
Vested		(2,898)	(2,898)
Issued in connection with PSU exchange			(28,986)
Repurchased for stockholder notes			(520,435)
Ending balance			2,898